Summary of Significant Accounting Policies - Summary of Aging of Past Due Quality Assurance Receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Quality Assurance Receivable Past Due [Line Items]
Ouality Assurance Receivable Gross Current	¥ 1,109,918	¥ 1,167,391
Quality Assurance Receivable Gross	1,171,304	1,345,068
Accounts Receivables 1 To 89 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	36,789	97,527
Accounts Receivables 90 To 119 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	9,111	31,396
Accounts Receivables 120 To 149 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	7,939	27,959
Accounts Receivables 150 To 179 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	7,547	20,795
Accounts Receivables Total Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	61,386	177,677
New Borrowers [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Ouality Assurance Receivable Gross Current	269,919	191,155
Quality Assurance Receivable Gross	285,288	234,233
New Borrowers [Member] | Accounts Receivables 1 To 89 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	9,094	26,708
New Borrowers [Member] | Accounts Receivables 90 To 119 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	2,340	5,651
New Borrowers [Member] | Accounts Receivables 120 To 149 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	2,004	5,312
New Borrowers [Member] | Accounts Receivables 150 To 179 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	1,931	5,407
New Borrowers [Member] | Accounts Receivables Total Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	15,369	43,078
Repeat Borrowers [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Ouality Assurance Receivable Gross Current	839,999	976,236
Quality Assurance Receivable Gross	886,016	1,110,835
Repeat Borrowers [Member] | Accounts Receivables 1 To 89 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	27,695	70,819
Repeat Borrowers [Member] | Accounts Receivables 90 To 119 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	6,771	25,745
Repeat Borrowers [Member] | Accounts Receivables 120 To 149 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	5,935	22,647
Repeat Borrowers [Member] | Accounts Receivables 150 To 179 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	5,616	15,388
Repeat Borrowers [Member] | Accounts Receivables Total Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	¥ 46,017	¥ 134,599